Lease (Details) - Schedule of non-cancellable operating lease rentals ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Schedule of non-cancellable operating lease rentals [Abstract]
2022	¥ 55,367
2023	29,478
2024	10,664
2025	3,925
2026	1,409
Thereafter
Total lease payment	100,843
Less: imputed interest	(5,202)
Total	¥ 95,641